united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares	Security	Value
	COMMON STOCK - 97.5%
	AIRLINES - 1.6%
12,850	Delta Air Lines, Inc.	$729,495
10,500	United Continental Holdings, Inc. *	712,110
		1,441,605
	Apparel - 1.3%
12,300	NIKE, Inc.	839,106
4,350	Oxford Industries, Inc.	342,780
		1,181,886
	BANKS - 4.6%
7,000	Banco Macro SA - ADR	759,780
31,700	Banco Santander Brasil SA - ADR	356,942
20,850	Citigroup, Inc.	1,636,308
1,650	Goldman Sachs Group, Inc.	442,019
16,550	Green Bancorp, Inc. *	394,717
7,700	Grupo Financiero Galicia SA - ADR	537,460
		4,127,226
	BIOTECHNOLOGY - 1.5%
15,750	Gilead Sciences, Inc.	1,319,850

	CHEMICALS - 2.9%
8,450	Air Products & Chemicals, Inc.	1,422,727
3,800	International Flavors & Fragrances, Inc.	571,140
5,050	Monsanto Co.	615,090
		2,608,957
	COMMERCIAL SERVICES - 4.3%
7,400	CorVel Corp. *	382,210
1,500	Graham Holdings Co.	891,675
4,800	Medifast, Inc.	329,808
4,500	Moody's Corp.	728,055
13,800	Robert Half International, Inc.	798,744
4,150	S&P Global, Inc.	751,565
		3,882,057
	COMPUTERS - 4.4%
3,200	Apple, Inc.	535,776
41,100	CSRA, Inc.	1,367,808
27,950	HP, Inc.	651,794
15,900	Infosys Ltd. - ADR	286,359
4,850	International Business Machines Corp.	793,945
8,700	TTEC Holdings, Inc.	345,390
		3,981,072
	DISTRIBTUION/WHOLESALE - 0.4%
11,800	Systemax, Inc.	366,390

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
7,100	Affiliated Managers Group, Inc.	1,417,373
8,450	American Express Co.	839,930
5,950	KB Financial Group, Inc. - ADR *	372,886
18,900	Nasdaq, Inc.	1,529,199
16,800	Raymond James Financial, Inc.	1,619,352
5,750	Yirendai Ltd. - ADR	232,415
		6,011,155
	ELECTRIC - 1.7%
19,650	Pinnacle West Capital Corp.	1,571,018

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares	Security	Value
	COMMON STOCK - 97.5% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
4,900	Acuity Brands, Inc.	$756,756

	ELECTRONICS - 0.7%
10,500	Garmin Ltd.	660,870

	ENTERTAINMENT - 0.4%
12,500	RCI Hospitality Holdings, Inc.	367,250

	HEALTHCARE-PRODUCTS - 0.3%
515	Atrion Corp.	296,331

	HEALTHCARE-SERVICES - 9.8%
11,425	Anthem, Inc.	2,831,686
7,800	Humana, Inc.	2,198,274
9,700	Medpace Holdings, Inc. *	356,281
3,425	UnitedHealth Group, Inc.	810,972
11,200	United Health Services, Inc.	1,360,800
6,350	WellCare Health Plans, Inc. *	1,335,913
		8,893,926
	HOLDING COMPANIES - 0.8%
27,100	Leucadia National Corp.	733,597

	HOME FURNISHINGS - 2.0%
9,750	Whirlpool Corp.	1,768,845

	INSURANCE - 5.8%
9,350	Aflac, Inc.	824,670
12,900	Prudential Financial, Inc.	1,532,778
7,150	Torchmark Corp.	649,577
42,550	Unum Group	2,263,235
		5,270,260
	INTERNET - 1.3%
550	Amazon.com, Inc. *	797,990
14,700	HealthStream, Inc. *	345,744
		1,143,734
	IRON/STEEL - 1.3%
16,950	Mesabi Trust	420,360
2,900	POSCO - ADR *	259,492
14,550	Ternium SA - ADR	496,301
		1,176,153
	LEISURE TIME - 0.4%
16,950	MCBC Holdings, Inc. *	409,681

	LODGING - 1.1%
6,500	China Lodging Group Ltd. - ADR	971,685

	MACHINERY - CONSTRUCTION & MINING - 1.1%
5,850	Caterpillar, Inc.	952,263

	MACHINERY - DIVERSIFIED - 1.5%
3,650	Cummins, Inc.	686,200
3,900	Deere & Co.	649,038
		1,335,238

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares	Security	Value
	COMMON STOCK - 97.5% (Continued)
	MINING - 1.8%
81,850	Freeport-McMoRan, Inc. *	$1,596,075

	MISCELLANEOUS MANUFACTURING - 4.8%
3,150	3M Co.	789,075
3,575	Chase Corp.	401,651
16,350	Ingersoll-Rand PLC	1,547,201
22,000	Pentair PLC	1,573,000
		4,310,927
	OIL & GAS - 2.7%
14,150	Andeavor	1,530,464
975	Texas Pacific Land Trust	523,624
7,200	Total SA - ADR	418,032
		2,472,120
	PACKAGING & CONTAINERS - 1.4%
19,050	WestRock Co.	1,269,301

	PHARMACEUTICALS - 7.9%
8,550	Eli Lilly & Co.	696,398
8,500	Grifols SA - ADR	211,225
25,850	Herbalife Ltd. *	2,145,291
33,750	Merck & Co., Inc.	1,999,688
3,400	Novartis AG - ADR	306,204
4,850	Novo Nordisk AS - ADR	269,175
16,950	Perrigo Co. PLC	1,536,009
		7,163,990
	REAL ESTATE - 0.4%
5,550	RMR Group, Inc.	359,362

	RETAIL - 12.0%
9,850	Best Buy Co., Inc.	719,641
16,650	Citi Trends, Inc.	391,441
27,600	Foot Locker, Inc.	1,356,540
107,350	Gamestop Corp.	1,804,553
94,500	Macy's, Inc.	2,452,275
8,700	Ross Stores, Inc.	716,793
41,350	Tapestry, Inc.	1,945,104
8,300	Walgreens Boots Alliance, Inc.	624,658
7,850	Wal-Mart Stores, Inc.	836,810
		10,847,815
	SEMICONDUCTORS - 0.6%
1,900	ASML Holding NV - ADR	385,624
4,550	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	206,160
		591,784
	SOFTWARE - 6.4%
8,200	Appfolio, Inc. *	347,270
50,500	CA, Inc.	1,810,425
16,150	CommerceHub, Inc. *	326,553
5,825	Electronic Arts, Inc. *	739,542
1,425	NetEase, Inc. - ADR	456,228
29,400	Oracle Corp,	1,516,746
1,825	SAP SE - ADR	206,681
15,800	Upland Software, Inc. *	365,454
		5,768,899

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares	Security	Value
	COMMON STOCK - 97.5% (Continued)
	TELECOMMUNICATIONS - 1.2%
13,200	Cisco Systems, Inc.	$548,328
2,600	Nice Ltd. - ADR	236,860
6,950	Telecom Argentina SA - ADR	259,652
		1,044,840
	TRANSPORTATION - 1.7%
13,500	Kansas City Southern	1,527,255

	TOTAL COMMON STOCK (Cost - $83,304,992)	88,180,173

	SHORT-TERM INVESTMENTS - 2.5%
2,216,220	Short-Term Investments Trust - Liquid Assets Portfolio - Cash Management Class, 1.32%**	2,216,220
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,216,220)

	TOTAL INVESTMENTS - 100.0% (Cost - $85,521,212) (a)	$90,396,393
	OTHER ASSETS LESS LIABILITIES - (0.0) %	41,513
	NET ASSETS - 100.0%	$90,437,906

ADR - American Depositary Receipt
PLC - Public Limited Company
* - Non-income producing security.
** - Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,652,657 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$6,042,341
	Unrealized depreciation	(1,298,605)
	Net unrealized appreciation	$4,743,736

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	January 31, 2018

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$88,180,173	$-	$-	$88,180,173
Short Term Investments	2,216,220	-	-	2,216,220
Total	$90,396,393	$-	$-	$90,396,393
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/18

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/29/18